Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Total income	$ 10,197	$ 10,633	$ 20,573	$ 21,210	$ 42,024	$ 45,071	$ 49,538
Expenses:
Interest on trust preferred debt	88	87	176	174	352	361	332
Professional fees	279	213	622	429	1,051	754	954
Income tax benefit	(555)	(100)	(1,284)	(449)	2,392	(945)	211
Net income (loss)	1,655	673	3,651	1,753	(2,632)	3,452	1,777
Parent Company [Member]
Income:
Interest on deposit with subsidiary					123	19	32
Interest on subordinated debt					0	0	321
Total income					123	19	353
Expenses:
Interest on trust preferred debt					352	361	332
Professional fees					275	295	344
Other					204	169	162
Total expenses					831	825	838
Loss before income tax benefit and equity in undistributed net income (loss) of subsidiary					(708)	(806)	(485)
Income tax benefit					(241)	(274)	(165)
Loss before equity in undistributed net income (loss) of subsidiary					(467)	(532)	(320)
Equity in undistributed net income (loss) of subsidiary					(2,165)	3,984	2,097
Net income (loss)					$ (2,632)	$ 3,452	$ 1,777